Goodwill and other intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets
Gross carrying amount	$ 5,099	$ 4,668
Accumulated amortization	(2,492)	(2,243)
Total	2,607	2,425
Additions to intangible assets other than goodwill	596	806
Intangible assets other than goodwill related to business combinations
Amount acquired	522	737
Amortization expense
Amortization expense of intangible assets other than goodwill	338	287	$ 304
Future amortization expense of intangible assets
2019	342
2020	321
2021	285
2022	253
2023	234
Thereafter	1,172
Total	2,607	2,425
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	779	704
Accumulated amortization	(586)	(572)
Total	193	132
Additions to intangible assets other than goodwill	139	69
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 65
Weighted-average useful life	2 years
Amortization expense
Amortization expense of intangible assets other than goodwill	$ 59	50	50
Future amortization expense of intangible assets
Total	193	132
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	30	31
Accumulated amortization	(30)	(31)
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	279	237	$ 254
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,609	2,452
Accumulated amortization	(909)	(782)
Total	1,700	1,670
Additions to intangible assets other than goodwill	214	264
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 214	$ 264
Weighted-average useful life	14 years	20 years
Future amortization expense of intangible assets
Total	$ 1,700	$ 1,670
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	1,131	1,082
Accumulated amortization	(701)	(636)
Total	430	446
Additions to intangible assets other than goodwill	87	412
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 87	$ 412
Weighted-average useful life	7 years	7 years
Future amortization expense of intangible assets
Total	$ 430	$ 446
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	483	366
Accumulated amortization	(240)	(199)
Total	243	167
Additions to intangible assets other than goodwill	122	61
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 122	$ 61
Weighted-average useful life	13 years	10 years
Future amortization expense of intangible assets
Total	$ 243	$ 167
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	67	33
Accumulated amortization	(26)	(23)
Total	41	10
Additions to intangible assets other than goodwill	34
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 34
Weighted-average useful life	13 years
Future amortization expense of intangible assets
Total	$ 41	$ 10